Share capital (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure Of Share Capital, Reserves And Other Equity Interest [Abstract]
Disclosure of Detail of Share Capital Transactions
Detail of share capital transactions

(in thousands or number of shares)	Nature of transaction	Share Capital	Premiums related to share capital	Number of shares
December 31, 2022		1,046	255,760	34,875,872
April 20, 2023	Capital increase (AGA 2021)	11	—	354,510
June 27, 2023	Free Shares attributions (AGA 2023)	—	(26)	—
September 11, 2023	Issuance of new shares - Capital increase (Tranche 1 Janssen)	29	4,642	959,637
November 7, 2023	Issuance of new shares - capital increase (ordinary shares)	75	12,561	2,492,223
November 7, 2023	Issuance of new shares - capital increase (ADS)	114	19,086	3,786,907
November 7, 2023	Capital increase transaction costs (ordinary shares)	—	(758)	—
November 7, 2023	Capital increase transactions costs (ADS)	—	(1,140)	—
November 10, 2023	Issuance of new shares - Capital increase (Tranche 2 - step 1 Janssen)	113	18,965	3,762,923
December, 13, 2023	Issuance of new shares - Capital increase (Tranche 2 - step 2 Janssen)	27	4,542	901,256
December, 29, 2023	Capital increase transactions costs	—	(79)	—
December, 29, 2023	Capital increase transactions costs	—	(813)	—
December, 31, 2023	Prior period adjustments	—	1	—
December 31, 2023		1,414	312,742	47,133,328
June 22, 2024	Capital increase (AGA 2022)	9	—	293,523
December 31, 2024	Prior period adjustments		1
December 31, 2024		1,423	312,743	47,426,851

Disclosure of Detail of Change in Founders' Warrants, Warrants and Free Shares
Founders’ warrants (BSPCE)

Type	Grant date	Exercise price (in euros)	Outstanding at January 1, 2024	Issued	Exercised	Forfeited	Outstanding at December 31, 2024	Number of shares issuable
BSPCE 08-2013	August 28, 2013	5.92	—	—	—	—	—	—
BSPCE 09-2014	September 16, 2014	18.68	85,750	—	—	(85,750)	—	—
BSPCE 2015-1	February 10, 2015	18.57	68,100	—	—	(350)	67,750	67,750
BSPCE 2015-3	June 10, 2015	20.28	28,400	—	—	(1,050)	27,350	27,350
BSPCE 2016	February 2, 2016	14.46	197,017	—	—	(2,100)	194,917	194,917
BSPCE 2017	January 7, 2017	15.93	178,100	—	—	(1,050)	177,050	177,050
Total			557,367	—	—	(90,300)	467,067	467,067

Type	Grant date	Exercise price (in euros)	Outstanding at January 1, 2023	Issued	Exercised	Forfeited	Outstanding at December 31, 2023	Number of shares issuable
BSPCE 08-2013	August 28, 2013	5.92	50,000	—	—	(50,000)	—	0
BSPCE 09-2014	September 16, 2014	18.68	86,150	—	—	(400)	85,750	85,750
BSPCE 2015-1	February 10, 2015	18.57	68,450	—	—	(350)	68,100	68,100
BSPCE 2015-3	June 10, 2015	20.28	30,350	—	—	(1,950)	28,400	28,400
BSPCE 2016	February 2, 2016	14.46	200,626	—	—	(3,609)	197,017	197,017
BSPCE 2017	January 7, 2017	15.93	179,150	—	—	(1,050)	178,100	178,100
Total			614,726	—	—	(57,359)	557,367	557,367
Warrant Plans (BSA)

Type	Grant date	Exercise price (in euros)	Outstanding at January 1, 2024	Issued	Exercised	Forfeited	Outstanding at December 31, 2024	Number of shares issuable*
BSA 2013	April 10, 2013	6.37	—	—	—	—	—	—
BSA 2014	September 16, 2014	17.67	10,000	—	—	(10,000)	—	—
BSA 2015-1	February 10, 2015	17.67	21,000	—	—	—	21,000	—
BSA 2015-2(a)	June 25, 2015	19.54	64,000	—	—	—	64,000	—
BSA 2018-1	March 6, 2018	13.55	—	—	—	—	—	—
BSA 2018-2	July 27, 2018	16.10	5,820	—	—	—	5,820	—
BSA 2019-1	March 29, 2019	11.66	18,000	—	—	—	18,000	—
BSA 2020	March 17, 2020	6.59	18,000	—	—	—	18,000	—
BSA 2021 (a)	April 21, 2021	13.47	14,431	—	—	—	14,431	14,431
Total			151,251	—	—	(10,000)	141,251	14,431

Type	Grant date	Exercise price (in euros)	Outstanding at January 1, 2023	Issued	Exercised	Forfeited	Outstanding at December 31, 2023	Number of shares issuable*
BSA 2013	April 10, 2013	6.37	6,000	—	—	(6,000)	—	—
BSA 2014	September 16, 2014	17.67	10,000	—	—	—	10,000	—
BSA 2015-1	February 10, 2015	17.67	21,000	—	—	—	21,000	—
BSA 2015-2(a)	June 25, 2015	19.54	64,000	—	—	—	64,000	—
BSA 2018-1	March 6, 2018	13.55	28,000	—	—	(28,000)	—	—
BSA 2018-2	July 27, 2018	16.10	5,820	—	—	—	5,820	—
BSA 2019-1	March 29, 2019	11.66	18,000	—	—	—	18,000	—
BSA 2020	March 17, 2020	6.59	18,000	—	—	—	18,000	—
BSA 2021 (a)	April 21, 2021	13.47	14,431	—	—	—	14,431	14,431
Total			185,251	—	—	(34,000)	151,251	14,431
*Number of shares issuable subject to performance conditions
Free share plans (AGA)

Type	Grant date	Outstanding at January 1, 2024	Issued	Definitively vested	Forfeited	Outstanding at December 31, 2024	Number of shares exercisable
AGA 2021	April 20, 2021	—	—	—	—	—	—
AGA 2022	June 22, 2022	293,776	—	(293,523)	(253)	—	—
AGA 2023 - P1	June 27, 2023	400,960	—	—	(8,500)	392,460	392,460
AGA 2023 - P2	June 27, 2023	432,560	—	—	(9,100)	423,460	423,460
Total		1,127,296	—	(293,523)	(17,853)	815,920	815,920

Type	Grant date	Outstanding at January 1, 2023	Issued	Definitively vested	Forfeited	Outstanding at December 31, 2023	Number of shares exercisable
AGA 2021	April 20, 2021	354,711	—	(354,510)	(201)	—	—
AGA 2022	June 22, 2022	299,035	—	—	(5,259)	293,776	293,776
AGA 2023 - P1	June 27, 2023	—	427,110	—	(26,150)	400,960	400,960
AGA 2023 - P2	June 27, 2023	—	439,210	—	(6,650)	432,560	432,560
Total		653,746	866,320	(354,510)	(38,260)	1,127,296	1,127,296

Disclosure of Detail of Change in Stock Options
Stock Option Plans (OSA)

Type	Grant date	Exercise price (in euros)	Outstanding at January 1, 2024	Issued	Exercised	Forfeited	Outstanding at December 31, 2024	Number of shares issuable
OSA 2016-1	February 2, 2016	13.05	400	—	—	—	400	400
OSA 2016-2	November 3, 2016	14.26	4,000	—	—	—	4,000	4,000
OSA 2017	January 7, 2017	14.97	500	—	—	—	500	500
OSA 2018	March 6, 2018	12.87	52,000	—	—	(2,000)	50,000	50,000
OSA 2019-1	March 29, 2019	11.08	25,750	—	—	(1,000)	24,750	24,750
OSA LLY 2019	October 24, 2019	6.41	500,000	—	—	—	500,000	—
OSA 2020	March 11, 2020	6.25	377,775	—	—	(9,068)	368,707	368,707
OSA 2021-04	April 20, 2021	13.74	396,200	—	—	(12,068)	384,132	38,532
OSA 2021-06	June 21, 2021	12.99	120,000	—	—	—	120,000	60,000
OSA 2022-06	June 22, 2022	4.16	540,690	—	—	(21,277)	519,413	286,750
OSA 2023-01	July 20, 2023	5.00	318,860	—	—	—	318,860	106,288
OSA 2024-01	May 23, 2024	5.81	—	1,224,780	—	(3,240)	1,221,540	—
Total			2,336,175	1,224,780	—	(48,653)	3,512,302	939,927

Type	Grant date	Exercise price (in euros)	Outstanding at January 1, 2023	Issued	Exercised	Forfeited	Outstanding at December 31, 2023	Number of shares issuable
OSA 2016-1	February 2, 2016	13.05	400	—	—	—	400	400
OSA 2016-2	November 3, 2016	14.26	4,000	—	—	—	4,000	4,000
OSA 2017	January 7, 2017	14.97	500	—	—	—	500	500
OSA 2018	March 6, 2018	12.87	52,000	—	—	—	52,000	52,000
OSA 2019-1	March 29, 2019	11.08	25,750	—	—	—	25,750	25,750
OSA LLY 2019	October 24, 2019	6.41	500,000	—	—	—	500,000	—
OSA 2020	March 11, 2020	6.25	381,173	—	—	(3,398)	377,775	377,775
OSA 2021-04	April 20, 2021	13.74	421,200	—	—	(25,000)	396,200	30,134
OSA 2021-06	June 21, 2021	12.99	120,000	—	—	—	120,000	40,000
OSA 2022-06	June 22, 2022	4.16	554,500	—	—	(13,810)	540,690	140,500
OSA 2023-01	July 20, 2023	5.00	—	338,860	—	(20,000)	318,860	—
Total			2,059,523	338,860	—	(62,208)	2,336,175	671,059